INCOME TAXES (Details 1) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Non-capital loss carry forwards	$ 2,969	$ 5,384
Mineral properties	(2,379)	(3,073)
Mineral property investments	(590)	(2,311)
Total	$ (946)	$ 0